UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL
MONEY MARKET FUND AND WESTERN ASSET
INSTITUTIONAL MUNICIPAL
MONEY MARKET FUND

FORM N-Q
FEBRUARY 28, 2010

Schedules of investments (unaudited)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 100.0%

Bank Notes — 2.6%

Bank of America N.A.	0.329%	1/27/11	$10,000,000	$10,000,000	(a)
Chase Bank USA	0.180%	5/10/10	25,000,000	25,000,000

Total Bank Notes				35,000,000

Certificates of Deposit — 19.6%

Abbey National Treasury Services PLC	0.268%	12/10/10	15,000,000	15,000,000	(a)
BNP Paribas NY Branch	0.290%	3/8/10	25,000,000	25,000,388
BNP Paribas NY Branch	0.200%	3/15/10	10,210,000	10,209,960
Calyon NY Branch	0.380%	3/4/10	20,153,000	20,153,285
Canadian Imperial Bank	0.170%	4/5/10	20,000,000	19,999,806
Credit Suisse NY	0.249%	7/29/10	25,000,000	25,000,000	(a)
Deutsche Bank AG NY	0.190%	4/7/10	15,000,000	15,000,000
Deutsche Bank AG NY	0.280%	7/26/10	20,000,000	20,000,000
DnB NOR Bank ASA	0.307%	9/10/10	25,000,000	25,000,000
National Bank of Canada	0.370%	4/6/10	20,000,000	20,000,000
Rabobank Nederland NY	0.320%	6/3/10	25,000,000	25,000,000
Toronto Dominion Bank NY	0.330%	3/18/10	24,700,000	24,700,815
UBS AG Stamford Branch	0.520%	5/17/10	20,000,000	20,013,242

Total Certificates of Deposit				265,077,496

Commercial Paper — 30.8%

ANZ National International Ltd.	0.512%	5/14/10	25,000,000	24,973,792	(b)(c)
Bank of America Corp.	0.321%	5/10/10	20,000,000	19,987,555	(b)
Barclays U.S. Funding LLC	0.200%	3/31/10	30,000,000	29,995,000	(b)
BNZ International Funding Ltd.	0.341%	4/6/10	20,000,000	19,993,200	(b)(c)
Calyon North America Inc.	0.210%	4/13/10	17,525,000	17,520,604	(b)
CBA (Delaware) Finance Inc.	0.160%	4/6/10	21,500,000	21,496,560	(b)
Commerzbank U.S. Finance	0.200%	3/2/10	20,000,000	19,999,889	(b)
Danske Corp.	0.190%	3/23/10	12,800,000	12,798,514	(b)(c)
Danske Corp.	0.200%	3/29/10	25,000,000	24,996,111	(b)(c)
General Electric Capital Corp.	0.200%	5/17/10	23,000,000	22,990,161	(b)
Natexis Banques Populaires U.S.	0.240%	4/8/10	20,000,000	19,994,933	(b)
Nordea North America Inc.	0.190%	4/29/10	20,000,000	19,993,772	(b)
Skandinaviska Enskilda Banken AG	0.260%	3/26/10	20,000,000	19,996,389	(b)(c)
Societe Generale N.A.	0.501%	3/9/10	17,500,000	17,498,056	(b)
Societe Generale N.A.	0.230%	4/1/10	20,000,000	19,996,039	(b)
State Street Corp.	0.180%	4/14/10	25,000,000	24,994,500	(b)
Svenska Handelsbanken Inc.	0.180%	4/27/10	25,000,000	24,992,875	(b)
Svenska Handelsbanken Inc.	0.210%	5/28/10	8,723,000	8,718,522	(b)
Swedish Export Credit	0.300%	4/1/10	25,000,000	24,993,542	(b)
Westpac Banking Corp.	0.331%	5/24/10	20,000,000	19,984,600	(b)(c)

Total Commercial Paper				415,914,614

Corporate Bonds & Notes — 1.7%

Commonwealth Bank of Australia	0.353%	7/7/10	7,500,000	7,503,755	(a)(c)
Toyota Motor Credit Corp.	0.228%	1/10/11	15,000,000	15,000,000	(a)

Total Corporate Bonds & Notes				22,503,755

Medium-Term Notes — 4.1%

American Honda Finance Corp.	0.278%	1/11/11	15,000,000	15,000,000	(a)(c)
US Bancorp	0.650%	6/4/10	40,000,000	40,039,728	(a)

Total Medium-Term Notes				55,039,728

Supranationals/Sovereigns — 2.8%

International Bank for Reconstruction & Development, Discount Notes	0.170%	5/24/10	20,000,000	19,992,067	(b)
Sweden (Kingdom of)	1.000%	4/26/10	18,600,000	18,600,000

Total Supranationals/Sovereigns				38,592,067

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Time Deposits — 5.9%

Citibank Nassau	0.140%	3/1/10	$40,000,000	$40,000,000
Royal Bank of Canada NY	0.125%	3/1/10	40,000,000	40,000,000

Total Time Deposits				80,000,000

U.S. Government Agencies — 18.1%

Federal Farm Credit Bank (FFCB), Notes	0.520%	5/12/11	5,000,000	5,021,268	(a)
Federal Farm Credit Bank (FFCB), Notes	0.319%	5/18/11	15,000,000	15,011,132	(a)
Federal Home Loan Bank (FHLB), Notes	0.180%	5/4/10	25,000,000	24,997,736
Federal Home Loan Bank (FHLB), Notes	0.240%	7/9/10	25,000,000	25,003,617	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	20,000,000	19,994,717	(a)
Federal Home Loan Bank (FHLB), Notes	0.134%	7/20/11	15,000,000	14,993,651	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/14/10	30,000,000	29,998,542	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.311%	4/1/11	25,000,000	25,030,727	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	6/3/10	25,000,000	24,990,208	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.188%	7/7/10	20,000,000	19,986,631	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	7/19/10	25,000,000	24,981,528	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	7/28/10	14,500,000	14,487,997	(b)

Total U.S. Government Agencies				244,497,754

U.S. Treasury Bills — 9.2%

U.S. Treasury Bills	0.155%	4/15/10	50,000,000	49,990,313	(b)
U.S. Treasury Bills	0.150%	5/13/10	25,000,000	24,992,396	(b)
U.S. Treasury Bills	0.150%	6/3/10	25,000,000	24,990,208	(b)
U.S. Treasury Bills	0.185%	6/24/10	25,000,000	24,985,226	(b)

Total U.S. Treasury Bills				124,958,143

U.S. Treasury Notes — 1.9%

U.S. Treasury Notes	2.125%	4/30/10	25,000,000	25,080,480

Repurchase Agreement — 3.3%

Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/26/10; Proceeds at maturity - $44,958,412; (Fully collateralized by various U.S. government agency obligations, 2.000% to 2.750% due 4/11/11 to 4/29/13; Market value - $45,857,908)	0.110%	3/1/10	44,958,000	44,958,000

TOTAL INVESTMENTS — 100.0% (Cost — $1,351,622,037#)				1,351,622,037
Other Assets in Excess of Liabilities — 0.0%				444,593

TOTAL NET ASSETS — 100.0%				$1,352,066,630

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(b)	Rate shown represents yield-to-maturity.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 99.6%

Alabama — 1.9%

Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC- SunTrust Bank	0.270%	3/3/10	$9,100,000	$9,100,000	(a)
Huntsville, AL, Health Care Authority, TECP	0.350%	3/2/10	4,400,000	4,400,000
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.180%	3/2/10	2,300,000	2,300,000
Huntsville Hospital	0.280%	4/6/10	4,700,000	4,700,000
Huntsville Hospital	0.250%	8/5/10	7,200,000	7,200,000

Total Alabama				27,700,000

Arizona — 1.3%

Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank N.A.	0.280%	4/27/10	5,700,000	5,700,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, BAN, TECP, LOC-Bank of America N.A.	0.250%	4/6/10	5,685,000	5,685,000
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.200%	3/3/10	1,185,000	1,185,000	(a)
Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen-Thuringen	0.270%	3/4/10	6,320,000	6,320,000	(a)

Total Arizona				18,890,000

Arkansas — 0.1%

Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC-Bank of America N.A.	0.200%	3/4/10	1,700,000	1,700,000	(a)

California — 6.2%

California State Department of Water Resources, Power Supply Revenue, LOC-Bank of New York	0.110%	3/1/10	2,700,000	2,700,000	(a)
California State, GO: Kindergarten-University, LOC-Citibank N.A.	0.110%	3/1/10	9,430,000	9,430,000	(a)
LOC-Bank of Montreal	0.100%	3/1/10	16,000,000	16,000,000	(a)
LOC-Landesbank Hessen-Thuringen	0.140%	3/1/10	400,000	400,000	(a)
California Statewide CDA, TECP	0.250%	5/19/10	2,400,000	2,400,000
California Statewide CDA, TECP	0.300%	8/11/10	3,500,000	3,500,000
California Statewide CDA, TECP, Kaiser Permamente	0.320%	3/11/10	4,000,000	4,000,000
East Bay, CA, MUD Water Systems Revenue	1.000%	3/1/11	2,900,000	2,900,000	(b)(c)
East Bay, CA, MUD Water Systems Revenue, TECP	0.180%	3/8/10	2,600,000	2,600,000
East Bay, CA, MUD Water Systems Revenue, TECP	0.220%	3/9/10	1,800,000	1,800,000
East Bay, CA, MUD Water Systems Revenue, TECP	0.250%	4/1/10	3,000,000	3,000,000
East Bay, CA, MUD Water Systems Revenue, TECP	0.300%	4/7/10	10,500,000	10,500,000
Irvine, CA, Improvement Bond Act 1915:
Assessment District 04-20, LOC-KBC Bank NV	0.130%	3/1/10	2,500,000	2,500,000	(a)
Assessment District No. 07-22, LOC-KBC Bank N.V.	0.130%	3/1/10	8,830,000	8,830,000	(a)
Los Angeles, CA, Department of Water & Power, SPA-Banco Bilboa Vizcaya	0.130%	3/1/10	3,300,000	3,300,000	(a)
Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue, Sublease Los Angeles International LAX 2, LOC-Societe Generale	0.140%	3/1/10	1,400,000	1,400,000	(a)
Metropolitan Water District of Southern California	0.250%	3/7/11	10,000,000	10,000,000	(b)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

California — continued

Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.110%	3/1/10	$2,900,000	$2,900,000	(a)

Total California				88,160,000

Colorado — 2.9%

Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.200%	3/4/10	2,740,000	2,740,000	(a)
Colorado Educational & Cultural Facilities Authority Revenue:
Cole Valley Christian Schools, LOC-U.S. Bank N.A.	0.180%	3/4/10	5,095,000	5,095,000	(a)
National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.170%	3/1/10	1,560,000	1,560,000	(a)
YMCA Rockies Project, LOC-Bank of America N.A.	0.160%	3/1/10	2,800,000	2,800,000	(a)
Colorado Health Facilities Authority Revenue:
Catholic Health, SPA-Landesbank Baden- Wurttemberg	0.220%	3/3/10	2,900,000	2,900,000	(a)
North Colorado Medical Center Inc. Project, LOC-Wells Fargo Bank N.A.	0.130%	3/1/10	4,200,000	4,200,000	(a)
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.200%	3/4/10	8,335,000	8,335,000	(a)
La Plata County, CO, PCR, BP Amoco Project	0.500%	3/1/10	1,080,000	1,080,000	(a)
University of Colorado Hospital Authority Revenue, AGM, SPA-Wachovia Bank N.A.	0.230%	3/3/10	12,200,000	12,200,000	(a)

Total Colorado				40,910,000

Connecticut — 0.2%

New Haven, CT, TECP:
LOC-Landesbank Hessen-Thuringen	0.230%	3/8/10	1,154,000	1,154,000
LOC-Landesbank Hessen-Thuringen	0.250%	3/25/10	900,000	900,000
LOC-Landesbank Hessen-Thuringen	0.330%	5/6/10	1,082,000	1,082,000

Total Connecticut				3,136,000

Delaware — 0.3%

Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project, LOC- PNC Bank	0.190%	3/4/10	4,030,000	4,030,000	(a)
University of Delaware Revenue:
Refunding, SPA-Landesbank Hessen-Thuringen	0.120%	3/1/10	100,000	100,000	(a)
SPA-Bank of America	0.120%	3/1/10	700,000	700,000	(a)

Total Delaware				4,830,000

District of Columbia — 2.4%

District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.190%	3/4/10	2,625,000	2,625,000	(a)
Henry J. Kaiser Foundation, SPA-JPMorgan Chase	0.200%	3/4/10	14,000,000	14,000,000	(a)
Hospital for Sick Children, LOC-SunTrust Bank	0.270%	3/3/10	11,525,000	11,525,000	(a)
Thomas B. Fordham Foundation, LOC-SunTrust Bank	0.270%	3/3/10	6,300,000	6,300,000	(a)

Total District of Columbia				34,450,000

Florida — 12.1%

Broward County, FL, School Board, COP, AGM, SPA-Dexia Credit Local	0.200%	3/4/10	10,000,000	10,000,000	(a)
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC- Fifth Third Bank	0.290%	3/5/10	7,520,000	7,520,000	(a)
Florida Municipal Loan Council, TECP	0.200%	3/1/10	2,200,000	2,200,000

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Florida — continued

Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wachovia Bank N.A.	0.130%	3/1/10	$14,410,000	$14,410,000	(a)
Jacksonville, FL, Electric Authority, TECP:
LOC-Dexia Credit Local	0.250%	3/9/10	9,370,000	9,370,000
LOC-JPMorgan Chase	0.170%	3/2/10	9,900,000	9,900,000
LOC-JPMorgan Chase	0.300%	8/5/10	3,800,000	3,800,000
Jacksonville, FL, Health Facilities Authority:
Hospital Revenue, Baptist Medical Center Project	0.130%	3/1/10	165,000	165,000	(a)
Hospital Revenue, Baptist Medical Center Project, LOC-Bank of America N.A.	0.130%	3/1/10	10,500,000	10,500,000	(a)
Hospital Revenue, Southern Baptist Hospital, LOC-Wachovia Bank N.A.	0.130%	3/1/10	8,100,000	8,100,000	(a)
LOC-Bank of America	0.130%	3/1/10	800,000	800,000	(a)
JEA District, FL, TECP, LOC-Landesbank Hessen-Thuringen	0.320%	3/2/10	10,500,000	10,500,000
Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America	0.220%	3/4/10	3,245,000	3,245,000	(a)
Orange County, FL, Health Facilities Authority Revenue, Hospitals, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	0.150%	3/1/10	1,500,000	1,500,000	(a)
Orange County, FL, School Board COP, LOC- Wachovia Bank N.A.	0.130%	3/1/10	8,200,000	8,200,000	(a)
Orlando & Orange County, FL, Expressway Authority, AGM	0.200%	3/4/10	44,130,000	44,130,000	(a)
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities Bayfront Projects, LOC-SunTrust Bank	0.200%	3/1/10	1,900,000	1,900,000	(a)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC- Northern Trust Co.	0.120%	3/1/10	3,500,000	3,500,000	(a)
Tohopekaliga, FL, Water Authority Utility System Revenue, LOC-Landesbank Hessen-Thuringen	0.200%	3/4/10	12,760,000	12,760,000	(a)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.290%	3/5/10	10,000,000	10,000,000	(a)

Total Florida				172,500,000

Georgia — 1.4%

Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Bank of America N.A.	0.160%	3/1/10	3,915,000	3,915,000	(a)
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.190%	3/3/10	5,000,000	5,000,000	(a)
Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen-Thuringen	0.200%	3/3/10	2,725,000	2,725,000	(a)
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank	0.280%	3/4/10	1,470,000	1,470,000	(a)
Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.280%	3/3/10	300,000	300,000	(a)
Municipal Electric Authority, GA, TECP, LOC- Landesbank Hessen-Thuringen	0.350%	3/2/10	3,200,000	3,200,000
Savannah, GA, EDA Revenue, Calvary Day School Project, LOC-SunTrust Bank	0.370%	3/3/10	3,200,000	3,200,000	(a)

Total Georgia				19,810,000

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Illinois — 7.1%

Chicago, IL, Tax Increment Revenue Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.240%	3/3/10	$35,100,000	$35,100,000	(a)
Chicago, IL, GO, SPA-JPMorgan Chase	0.120%	3/1/10	8,025,000	8,025,000	(a)
Chicago, IL, Midway Airport Revenue, TECP, LOC- JPMorgan Chase	0.350%	5/5/10	575,000	575,000
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.250%	3/3/10	3,000,000	3,000,000	(a)
Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	500,000	509,705	(c)
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.400%	3/4/10	4,715,000	4,715,000	(a)
Illinois Finance Authority Revenue:
Beloit Memorial Hospital Inc., LOC-JPMorgan Chase	0.150%	3/1/10	14,325,000	14,325,000	(a)
Educational Facility de Salle Project, LOC-Fifth Third Bank	0.290%	3/5/10	7,500,000	7,500,000	(a)
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.140%	3/1/10	10,000,000	10,000,000	(a)
GO, Latin School Project, LOC-JPMorgan Chase	0.210%	3/4/10	1,500,000	1,500,000	(a)
Illinois Health Facilities Authority, Pekin Memorial Hospital, LOC-Fifth Third Bank	0.280%	3/4/10	2,200,000	2,200,000	(a)
Illinois Health Facilities Authority Revenue:
Evanston Hospital Corp., SPA-JPMorgan Chase	0.190%	3/4/10	1,300,000	1,300,000	(a)
Pekin Memorial Hospital and Healthcare Centers, LOC-Fifth Third Bank	0.280%	3/4/10	12,700,000	12,700,000	(a)

Total Illinois				101,449,705

Indiana — 2.6%

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	600,000	600,000
Indiana Health Facilities Financing Authority, Hospital
Revenue:
Deaconess Hospital Inc., LOC-Fifth Third Bank	0.280%	3/3/10	5,725,000	5,725,000	(a)
Deaconess Hospital Obligation, LOC-Fifth Third Bank	0.290%	3/5/10	4,815,000	4,815,000	(a)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.290%	3/5/10	8,410,000	8,410,000	(a)
Indiana State Finance Authority Revenue:
Lease Appropriation	0.180%	3/4/10	4,225,000	4,225,000	(a)
Lease Appropriation, SPA-JPMorgan Chase	0.130%	3/1/10	8,600,000	8,600,000	(a)
Lease Appropriation, SPA-JPMorgan Chase	0.140%	3/1/10	4,500,000	4,500,000	(a)
Lawrenceburg, IN, PCR, Indiana Michigan Power Co. Project, LOC-Royal Bank of Scotland	0.210%	3/4/10	400,000	400,000	(a)

Total Indiana				37,275,000

Kentucky — 0.1%

Berea, KY, Educational Facilities Revenue, Berea College Project	0.120%	3/1/10	200,000	200,000	(a)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.180%	3/5/10	415,000	415,000	(a)

Total Kentucky				615,000

Louisiana — 2.9%

Louisiana PFA Revenue:
Tiger Atletic, LOC-Capital One N.A., FHLB	0.180%	3/4/10	7,500,000	7,500,000	(a)
Tiger Atletic, LOC-Capital One N.A., LOC-FHLB	0.180%	3/4/10	2,500,000	2,500,000	(a)
Louisiana State Offshore Terminal Authority, Deepwater
Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.200%	3/1/10	1,000,000	1,000,000	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Louisiana — continued

Loop LLC Project, LOC-SunTrust Bank	0.260%	3/3/10	$20,220,000	$20,220,000	(a)
St. James Parish, LA, Revenue, TECP	0.240%	3/11/10	2,900,000	2,900,000
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.270%	3/3/10	7,000,000	7,000,000	(a)

Total Louisiana				41,120,000

Maryland — 3.0%

John Hopkins University Revenue, TECP	0.300%	3/4/10	625,000	625,000
John Hopkins University Revenue, TECP	0.340%	4/6/10	1,449,000	1,449,000
Maryland Health & Higher EFA, TECP	0.190%	3/11/10	3,300,000	3,300,000
Maryland Health & Higher EFA, TECP	0.240%	5/6/10	1,100,000	1,100,000
Maryland Health & Higher EFA, TECP	0.270%	8/10/10	3,000,000	3,000,000
Maryland Health & Higher EFA, TECP	0.270%	8/11/10	1,100,000	1,100,000
Maryland Industrial Development Financing Authority, LOC-Branch Banking & Trust	0.190%	3/4/10	3,250,000	3,250,000	(a)
Maryland State Economic Development Corp. Revenue, Your Public Radio Corp. Project, LOC-PNC Bank	0.190%	3/5/10	1,200,000	1,200,000	(a)
Maryland State Health & Higher EFA Revenue:
French International School, LOC-SunTrust Bank	0.270%	3/3/10	3,000,000	3,000,000	(a)
Holton-Arms School, LOC-SunTrust Bank	0.270%	3/3/10	2,800,000	2,800,000	(a)
Maryland State Transportation Authority, Grant & Revenue Anticipation	5.000%	3/1/10	4,000,000	4,000,000
Montgomery County, MD, GO, BAN, Public Improvement, SPA-Dexia Credit Local	0.170%	3/1/10	400,000	400,000	(a)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank	0.190%	3/4/10	5,235,000	5,235,000	(a)
University of Maryland, University Revenues	0.550%	6/1/10	5,560,000	5,560,000	(b)
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.260%	3/3/10	7,100,000	7,100,000	(a)

Total Maryland				43,119,000

Massachusetts — 3.2%

Malden, MA, GO, BAN	1.750%	4/30/10	11,000,000	11,020,668
Massachusetts Bay Transportation Authority, TECP:
BAN, LOC-Fortis Bank	0.350%	3/4/10	4,400,000	4,400,000
BAN, LOC-Fortis Bank	0.290%	8/12/10	4,900,000	4,900,000
Massachusetts Health & Education University Revenue, TECP	0.300%	8/9/10	5,967,000	5,967,000
Massachusetts State HEFA Revenue:
Harvard University	0.090%	3/1/10	8,410,000	8,410,000	(a)
Harvard University	0.150%	3/4/10	300,000	300,000	(a)
Refunding, Wellesley College	0.100%	3/1/10	145,000	145,000	(a)
Williams College	0.190%	3/3/10	1,850,000	1,850,000	(a)
Quincy, MA, GO, BAN	1.250%	1/28/11	2,600,000	2,618,886
Swansea, MA, GO, BAN	2.250%	10/22/10	4,950,000	4,986,240
Worcester, MA, GO, BAN	1.250%	11/5/10	1,100,000	1,105,235

Total Massachusetts				45,703,029

Michigan — 0.3%

Michigan Higher Education Facilities Authority, Ltd. Obligation University Detroit	0.170%	3/1/10	100,000	100,000	(a)
Michigan State, GO	2.000%	9/30/10	1,300,000	1,311,104
University of Michigan Revenue	0.130%	3/1/10	100,000	100,000	(a)
University of Michigan, TECP	0.270%	3/1/10	2,695,000	2,695,000

Total Michigan				4,206,104

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Minnesota — 0.1%

Rochester, MN, GO, TECP, LOC-U.S. Bank Trust N.A.	0.280%	6/2/10	$900,000	$900,000

Missouri — 2.7%

Missouri State HEFA Revenue:
SSM Health Care Corp., AGM, SPA-Dexia Credit Local	0.180%	3/1/10	6,745,000	6,745,000	(a)
Washington University, SPA-Wells Fargo Bank N.A.	0.130%	3/1/10	1,945,000	1,945,000	(a)
Missouri State HEFA, Educational Facilities Revenue:
St. Louis University, SPA-U.S. Bank N.A.	0.120%	3/1/10	6,740,000	6,740,000	(a)
Washington University, SPA-JPMorgan Chase	0.120%	3/1/10	100,000	100,000	(a)
Washington University, SPA-JPMorgan Chase	0.120%	3/1/10	100,000	100,000	(a)
Missouri State HEFA, Health Facilities Revenue, SSM Health Care, AGM, SPA-Dexia Credit Local	0.180%	3/1/10	11,645,000	11,645,000	(a)
Missouri State HEFA, Parkside Meadows Inc. Project, LOC-Fifth Third Bank	0.290%	3/5/10	10,164,000	10,164,000	(a)
Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.250%	8/5/10	1,000,000	1,000,000
University of Missouri, University Revenues, System Facilities	0.140%	3/1/10	100,000	100,000	(a)

Total Missouri				38,539,000

Montana — 0.0%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	600,000	600,000	(b)(c)

Nebraska — 0.9%

Nebraska Public Power District, TECP:
LIQ-Bank of Nova Scotia	0.200%	3/11/10	700,000	700,000
LIQ-Bank of Nova Scotia	0.250%	5/6/10	7,600,000	7,600,000
LIQ-Bank of Nova Scotia	0.250%	5/13/10	1,400,000	1,400,000
Omaha, NE, Public Power District, TECP:
LOC-JPMorgan Chase	0.180%	3/2/10	700,000	700,000
LOC-JPMorgan Chase	0.250%	5/6/10	2,600,000	2,600,000

Total Nebraska				13,000,000

Nevada — 1.5%

Carson City, NV, Hospital Revenue, Tahoe Hospital Project, LOC-U.S. Bank	0.180%	3/4/10	11,145,000	11,145,000	(a)
Clark County, NV, Highway Revenue, TECP, LOC- BNP Paribas	0.230%	4/6/10	800,000	800,000
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.210%	3/1/10	975,000	975,000	(a)
Truckee Meadows, NV, Water Authority Revenue, TECP:
LOC-Lloyds TSB Bank PLC	0.320%	3/4/10	1,800,000	1,800,000
LOC-Lloyds TSB Bank PLC	0.210%	4/6/10	1,000,000	1,000,000
LOC-Lloyds TSB Bank PLC	0.290%	4/6/10	1,050,000	1,050,000
LOC-Lloyds TSB Bank PLC	0.300%	4/8/10	2,400,000	2,400,000
LOC-Lloyds TSB Bank PLC	0.250%	5/12/10	2,100,000	2,100,000

Total Nevada				21,270,000

New Jersey — 3.9%

Clifton, NJ, GO	3.000%	7/15/10	180,000	181,691
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.160%	3/4/10	5,425,000	5,425,000	(a)
East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	3,400,000	3,426,704
Ewing Township, NJ, GO, BAN	1.250%	11/5/10	670,500	671,177
Franklin Lakes, NJ, GO, BAN	1.000%	10/28/10	1,196,500	1,198,694
Glassboro, NJ, GO, BAN	1.500%	1/26/11	655,005	658,829

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

New Jersey — continued

Hudson County, NJ, Improvement Authority:
County-GTD Pooled Notes	1.750%	9/3/10	$20,000,000	$20,075,626
County-GTD Pooled Notes	1.250%	1/19/11	700,000	703,514
Hunterdon County, NJ, GO	1.000%	5/1/10	400,000	400,446
Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	4,200,000	4,222,890
Montclair Township, NJ, GO, BAN	1.500%	12/17/10	4,100,000	4,135,891
New Jersey EDA School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.110%	3/1/10	7,000,000	7,000,000	(a)
Ocean Township, NJ, GO, BAN	1.500%	3/8/10	1,448,078	1,448,273
Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	330,000	330,413
Ringwood Boro, NJ, GO, BAN	1.250%	11/5/10	1,333,770	1,336,381
South Orange Village Township, NJ, GO:
BAN	1.750%	9/9/10	1,924,984	1,932,495
BAN	1.250%	2/1/11	720,000	725,093
Trenton, NJ, GO:
BAN	3.000%	7/15/10	230,000	230,552
BAN	3.500%	12/10/10	387,000	389,639
Verona Township, NJ, GO, BAN	1.500%	12/15/10	650,000	655,636

Total New Jersey				55,148,944

New York — 2.6%

Dutchess County, NY, IDA, Marist College, LOC- Bank of New York	0.170%	3/4/10	100,000	100,000	(a)
Long Island Power Authority, NY Electric System Revenue, AGM, SPA-Dexia Credit Local	0.220%	3/3/10	3,000,000	3,000,000	(a)
MTA, NY, Revenue, LOC-BNP Paribas	0.130%	3/1/10	100,000	100,000	(a)
MTA, NY, TECP, BAN, LOC-ABN AMRO Bank N.V.	0.280%	4/6/10	9,800,000	9,800,000
New York City, NY, IDA, 1 Bryant Park LLC, LOC- Bank of America N.A., Citibank N.A., GIC- Bayerische Landesbank	0.140%	3/1/10	3,900,000	3,900,000	(a)
New York City, NY, MFA Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.110%	3/1/10	3,000,000	3,000,000	(a)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.130%	3/1/10	2,600,000	2,600,000	(a)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Bank of America N.A.	0.120%	3/1/10	4,300,000	4,300,000	(a)
New York, NY, GO, LOC-Landesbank Baden- Wurttemberg	0.190%	3/1/10	10,300,000	10,300,000	(a)

Total New York				37,100,000

North Carolina — 2.2%

Charlotte, NC, COP, Governmental Facilities, SPA- Bank of America N.A.	0.200%	3/4/10	3,080,000	3,080,000	(a)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue, Duke School For Children, LOC-Bank of America	0.200%	3/4/10	2,000,000	2,000,000	(a)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.280%	3/4/10	2,710,000	2,710,000	(a)
North Carolina Medical Care Commission:
Health Care Facilities Revenue, Carol Woods Project, Radian, LOC-Branch Banking & Trust	0.130%	3/1/10	10,185,000	10,185,000	(a)
Southeastern Regional Medical Center, LOC- BB&T Corp.	0.190%	3/4/10	2,500,000	2,500,000	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

North Carolina — continued

North Carolina Medical Care Community, Health Care Facilities Revenue, Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A.	0.130%	3/1/10	$1,960,000	$1,960,000	(a)
North Carolina State, GO, Public Improvement, SPA-Landesbank Hessen-Thuringen	0.200%	3/3/10	8,000,000	8,000,000	(a)
Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen	0.190%	3/4/10	1,000,000	1,000,000	(a)

Total North Carolina				31,435,000

Ohio — 3.7%

Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V.	0.260%	3/4/10	4,045,000	4,045,000	(a)
Clinton County, OH, Hospital Revenue, Facilities Improvement, Clinton Memorial, LOC-Fifth Third Bank	0.290%	3/5/10	9,000,000	9,000,000	(a)
Columbus, OH, Regional Airport Authority, TECP, LOC-Calyon Bank	0.210%	3/11/10	800,000	800,000
Montgomery County, OH, Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local	0.250%	3/2/10	12,200,000	12,200,000
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.180%	3/3/10	5,735,000	5,735,000	(a)
Ohio State University, TECP	0.350%	4/6/10	1,000,000	1,000,000
Ohio State Water Development Authority, Pollution Control Facilities Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC	0.180%	3/3/10	5,150,000	5,150,000	(a)
Pooled Financing Program, LOC-Fifth Third Bank	0.440%	3/4/10	355,000	355,000	(a)
University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	700,000	705,419
Vandalia Butler, OH, City School District, Montgomery County, GO, BAN, School Improvement	1.500%	3/1/10	3,750,000	3,750,000
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA- Bank One N.A.	0.240%	3/5/10	10,295,000	10,295,000	(a)

Total Ohio				53,035,419

Oklahoma — 1.7%

Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank	0.200%	3/4/10	15,665,000	15,665,000	(a)
Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.220%	3/4/10	2,400,000	2,400,000
Oklahoma State Municipal Power Authority, Power Supply System Revenue, LOC-Bank of America N.A.	0.130%	3/1/10	5,365,000	5,365,000	(a)

Total Oklahoma				23,430,000

Oregon — 2.6%

Clackamas County, OR, Hospital Facility Authority, TECP:
Providence Health System	0.300%	6/2/10	5,700,000	5,700,000
Providence Health System	0.270%	6/10/10	2,900,000	2,900,000
Providence Health System	0.330%	7/14/10	1,400,000	1,400,000
Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.180%	3/4/10	18,250,000	18,250,000	(a)
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.180%	3/4/10	2,900,000	2,900,000	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Oregon — continued

Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.230%	3/4/10	$5,410,000	$5,410,000	(a)

Total Oregon				36,560,000

Pennsylvania — 7.2%

Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.230%	3/4/10	7,525,000	7,525,000	(a)
Allegheny County, PA, IDA, Health & Housing Facilities Revenue, LOC-PNC Bank N.A.	0.130%	3/1/10	700,000	700,000	(a)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.190%	3/4/10	3,850,000	3,850,000	(a)
Beaver County, PA, IDA, PCR Revenue, FirstEnergy, LOC-Barclays Bank PLC	0.190%	3/3/10	15,300,000	15,300,000	(a)
Delaware County, PA, Authority Revenue, Elwyn Inc. Project, LOC-Wachovia Bank N.A.	0.130%	3/1/10	1,300,000	1,300,000	(a)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.120%	3/1/10	2,100,000	2,100,000	(a)
Geisinger Authority, PA, Health Systems, Geisinger Health System Foundation, SPA-Northern Trust Co.	0.120%	3/1/10	10,100,000	10,100,000	(a)
Lancaster County, PA, Hospital Authority Revenue: Masonic Homes Project, LOC-JPMorgan Chase	0.130%	3/1/10	3,365,000	3,365,000	(a)
Masonic Homes Project, LOC-Wachovia Bank N.A.	0.130%	3/1/10	5,175,000	5,175,000	(a)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.190%	3/4/10	4,250,000	4,250,000	(a)
Manheim Township, PA, School District, GO: AGM, SPA-Royal Bank of Canada	0.320%	3/4/10	7,230,000	7,230,000	(a)
AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.190%	3/4/10	400,000	400,000	(a)
Montgomery County, PA, IDA Revenue: Lasalle College, LOC-PNC Bank N.A.	0.190%	3/4/10	2,000,000	2,000,000	(a)
Philadelphia Presbyterian Homes, LOC- Wachovia Bank N.A.	0.180%	3/4/10	800,000	800,000	(a)
Pennsylvania Economic Development Financing Authority, TECP, LOC-Wachovia Bank N.A.	0.620%	9/1/10	2,600,000	2,600,000	(d)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.190%	3/4/10	8,290,000	8,290,000	(a)
Philadelphia, PA, School District, GO, TAN	2.500%	6/30/10	12,100,000	12,170,876
Philadelphia, PA, TRAN	2.500%	6/30/10	7,400,000	7,443,448
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.200%	3/4/10	2,915,000	2,915,000	(a)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.200%	3/4/10	1,600,000	1,600,000	(a)
West Cornwall Township Municipal Authority, PA, General Government Loan Program, AGM, SPA-Dexia Credit Local	0.320%	3/4/10	3,710,000	3,710,000	(a)

Total Pennsylvania				102,824,324

Puerto Rico — 0.0%

Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.120%	3/1/10	100,000	100,000	(a)

South Carolina — 1.5%

Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America	0.220%	3/3/10	9,925,000	9,925,000	(a)
South Carolina Association of Governmental Organizations, COP	1.500%	3/1/10	9,000,000	9,000,000
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.190%	3/4/10	2,850,000	2,850,000	(a)

Total South Carolina				21,775,000

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Tennessee — 4.8%

Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.160%	3/1/10	$6,720,000	$6,720,000	(a)
Hamilton County, TN, TECP, LIQ-SunTrust Bank	0.250%	3/4/10	700,000	700,000
Jackson, TN, Health Educational & Housing Facility Board Revenue, Union University Project, LOC- SunTrust Bank	0.270%	3/3/10	11,000,000	11,000,000	(a)
Knox County, TN, Health, Educational & Housing Facilities Board Hospital Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden	0.220%	3/3/10	3,000,000	3,000,000	(a)
Memphis, TN, GO, BAN	2.000%	5/18/10	24,700,000	24,777,170
Metropolitan Government Nashville & Davidson County, TN, TECP, Water & Sewer Revenue, LOC-JPMorgan Chase	0.400%	3/9/10	5,000,000	5,000,000
Montgomery County, TN, Public Building Authority Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A.	0.160%	3/1/10	17,600,000	17,600,000	(a)

Total Tennessee				68,797,170

Texas — 4.7%

Austin, TX, ISD, TECP:
LOC-Bank of America N.A.	0.350%	4/6/10	3,300,000	3,300,000
LOC-Bank of America N.A.	0.350%	4/7/10	2,400,000	2,400,000
Austin, TX, Utility System Revenue, Water & Wastewater System Revenue, AGM, SPA- Landesbank Baden-Wurttemberg	0.250%	3/4/10	1,200,000	1,200,000	(a)
Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project	0.405%	6/1/10	1,165,000	1,165,000	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.120%	3/1/10	7,150,000	7,150,000	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.140%	3/1/10	3,590,000	3,590,000	(a)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.350%	6/30/10	2,800,000	2,800,000
Harris County, TX, Flood Control District, TECP, LOC-Helaba	0.220%	3/8/10	5,450,000	5,450,000
Harris County, TX, Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.300%	3/3/10	2,400,000	2,400,000	(a)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A.	0.130%	3/1/10	10,000,000	10,000,000	(a)
Houston, TX, Airport Systems Revenue, TECP, LOC-Dexia Credit Local	0.300%	5/6/10	900,000	900,000
Houston, TX, GO, TECP:
LOC-Banco Bilbao Vizcaya	0.250%	4/7/10	1,430,000	1,430,000
LOC-Banco Bilbao Vizcaya	0.220%	5/25/10	1,400,000	1,400,000
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project	0.130%	3/1/10	3,900,000	3,900,000	(a)
Houston, TX, Higher Education Finance Corp. TECP, Rice University	0.300%	3/9/10	700,000	700,000
Houston, TX, Higher Education Finance Corp., TECP	0.270%	6/1/10	1,400,000	1,400,000
Houston, TX, Higher Education Finance Corp., TECP	0.280%	6/10/10	1,400,000	1,400,000
Houston, TX, TECP, Hotel Occupancy Tax & Parking Revenue, LOC-Bank of New York	0.180%	3/10/10	200,000	200,000

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Texas — continued

San Antonio, TX, Electric and Gas, TECP, LOC- State Street Bank & Trust Co., Bank of America	0.240%	4/7/10	$2,500,000	$2,500,000
Texas Public Finance Authority, GO, TECP	0.300%	3/1/10	400,000	400,000
Texas Public Finance Authority, GO, TECP	0.300%	6/15/10	1,400,000	1,400,000
Texas Public Finance Authority, TECP, LOC-Texas Comptroller of Public Accounts	0.280%	8/10/10	400,000	400,000
Texas Technical University Revenue Financing System, TECP	0.180%	3/9/10	2,980,000	2,980,000
University of North Texas, TECP	0.350%	3/2/10	400,000	400,000
University of Texas System Revenue, TECP	0.240%	4/1/10	3,000,000	3,000,000
University of Texas System Revenue, TECP	0.300%	8/9/10	5,100,000	5,100,000

Total Texas				66,965,000

Utah — 1.8%

Central Utah Water Conservancy District, GO, LIQ-Helaba	0.210%	3/3/10	6,855,000	6,855,000	(a)
Central Utah Water Conservancy District, Water Revenue, BAN	2.000%	7/22/10	6,000,000	6,018,627
Utah County, UT, Heritage Schools Project, LOC- U.S. Bank	0.250%	3/4/10	2,970,000	2,970,000	(a)
Utah Transit Authority, Sales Tax Revenue, LOC- Fortis Bank SA/NV	0.100%	3/1/10	9,800,000	9,800,000	(a)

Total Utah				25,643,627

Vermont — 0.7%

Vermont Educational & Health Buildings Financing Agency Revenue:
Hospital, Northeastern Vermont, LOC-TD Banknorth N.A.	0.130%	3/1/10	1,550,000	1,550,000	(a)
Southwestern Vermont Medical Center, LOC- Banknorth N.A.	0.130%	3/1/10	8,865,000	8,865,000	(a)

Total Vermont				10,415,000

Virginia — 3.2%

Albemarle County, VA, EDA Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.180%	3/4/10	1,000,000	1,000,000	(a)
Martha Jefferson Hospital, LOC-Wachovia Bank N.A.	0.130%	3/1/10	4,300,000	4,300,000	(a)
Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.220%	3/4/10	1,600,000	1,600,000	(a)
Fairfax County, VA, IDA Revenue, Inova Health Care	0.230%	5/3/10	700,000	700,000	(b)(c)
Lynchburg, VA, IDA Revenue, Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.180%	3/4/10	6,550,000	6,550,000	(a)
Prince William County, VA, COP, Prince William County Facilities, LOC-Wachovia Bank N.A.	0.160%	3/3/10	335,000	335,000	(a)
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wachovia Bank N.A.	0.130%	3/1/10	100,000	100,000	(a)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA- Wachovia Bank	0.130%	3/1/10	14,945,000	14,945,000	(a)
Virginia Commonwealth University:
Health System Authority Revenue, LOC- Wachovia Bank N.A.	0.120%	3/1/10	4,050,000	4,050,000	(a)
VA, AMBAC, LOC-Wachovia Bank N.A.	0.030%	3/1/10	2,015,000	2,015,000	(a)
VA, AMBAC, LOC-Wachovia Bank N.A. SPA- Wachovia Bank N.A.	0.160%	3/1/10	8,000,000	8,000,000	(a)

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Virginia — continued

Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Wachovia Bank N.A.	0.190%	3/4/10	$1,400,000	$1,400,000	(a)

Total Virginia				44,995,000

Washington — 1.4%

Everett, WA, GO, LOC-Bank of America	0.250%	3/4/10	2,450,000	2,450,000	(a)
King County, WA, Sewer Revenue, Junior Lien, LOC-Landesbank Hessen-Thuringen	0.220%	3/3/10	400,000	400,000	(a)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.180%	3/4/10	8,685,000	8,685,000	(a)
University of Puget Sound Project, LOC-Bank of America	0.220%	3/4/10	6,000,000	6,000,000	(a)
Washington State Housing Finance Commission, United Way of King County Project, LOC-Bank of America	0.300%	3/1/10	1,700,000	1,700,000	(a)

Total Washington				19,235,000

West Virginia — 1.0%

West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC- JPMorgan Chase	0.170%	3/1/10	13,300,000	13,300,000	(a)
West Virginia State Hospital Finance Authority, Hospital Revenue, West Virginia United Health Systems, LOC-Bank of America N.A.	0.160%	3/1/10	1,000,000	1,000,000	(a)

Total West Virginia				14,300,000

Wisconsin — 3.4%

Milwaukee, WI, TECP:
LOC-State Street Bank & Trust Co.	0.340%	5/4/10	1,100,000	1,100,000
LOC-State Street Bank & Trust Co.	0.340%	5/6/10	2,700,000	2,700,000
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.120%	3/1/10	32,700,000	32,700,000	(a)
Wisconsin State, GO, TECP	0.220%	3/4/10	7,100,000	7,100,000
Wisconsin State, GO, TECP	0.180%	3/8/10	1,800,000	1,800,000
Wisconsin State, GO, TECP	0.320%	5/24/10	2,900,000	2,900,000

Total Wisconsin				48,300,000

TOTAL INVESTMENTS — 99.6% (Cost — $1,419,942,322#)				1,419,942,322
Other Assets in Excess of Liabilities — 0.4%				6,397,114

TOTAL NET ASSETS — 100.0%				$1,426,339,436

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Maturity date shown represents the mandatory tender date.
(c)	Security is purchased on a when-issued basis.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
EDA	- Economic Development Authority
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GIC	- Guaranteed Investment Contract
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utilities District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFA	- Public Facilities Authority
Radian	- Radian Asset Assurance - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Notes

See Notes to Schedules of Investments.

Schedules of investments (unaudited) (continued)	February 28, 2010

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Summary of Investments by Industry **

Health Care	28.6%
Education	17.5
General Obligation	13.0
Transportation	9.7
Miscellaneous	6.1
Water & Sewer	6.0
Public Facilities	5.6
Power	3.0
Industrial Revenue	2.2
Pollution Control	1.9
Utilities	1.9
Finance	1.8
Tax Allocation	1.2
Housing: Single Family	1.1
Housing: Multi-Family	0.4

100.0%

**As a percentage of total investments. Please note that Fund holdings are as of February 28, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
A-1	60.9%
VMIG1	22.7
F1	4.3
SP-1	4.3
P-1	2.5
NR	1.9
MIG1	1.8
AA/Aa	1.1
AAA/Aaa	0.4
A	0.1

100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.

See pages 17 and 18 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future.

Bond Ratings (unaudited)(continued)

Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Institutional Money Market Fund

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$1,351,622,037	—	$1,351,622,037

† See Schedules of Investments for additional detailed categorizations.

Institutional Municipal Money Market Fund

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investment†	—	$1,419,942,322	—	$1,419,942,322

† See Schedules of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Institutional Municipal Money Market Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”), requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Funds did not invest in swaps, options or futures and do not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	April 20, 2010

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	April 20, 2010